Finance results	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Finance results

24.Finance results

Accounting policy

Finance income comprises interest income on funds invested, dividend income, fair value gains on financial assets at fair value through profit or loss, gains on the remeasurement to fair value of any pre-existing interest in an acquire in a business combination, gains on hedging instruments that are recognized in profit or loss and reclassifications of net gains previously recognized in other comprehensive income. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Dividend income is recognized in profit or loss on the date that the Company’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Finance expense comprise interest expense on borrowings, unwinding of the discount on provisions and deferred consideration, dividends on preference shares classified as liabilities, fair value losses on financial assets at fair value through profit or loss and contingent consideration, impairment losses recognized on financial assets (other than trade receivables), losses on hedging instruments that are recognized in profit or loss and reclassifications of net losses previously recognized in other comprehensive income.

Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Foreign exchange gains and losses on financial assets and financial liabilities are reported on a net basis as financial income or financial cost, depending on whether the net foreign currency fluctuations result in a gain or loss position.

Details of finance income and costs are as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Cost of gross debt
Interest on debt	(2,148,322)	(1,626,911)	(1,595,140)
Monetary and exchange rate variation	(3,253,446)	(438,430)	(1,488,293)
Derivatives and fair value measurement	3,918,848	764,816	1,530,494
Amortization of borrowing costs	(58,732)	(56,397)	(54,007)
Guarantees and warranties	(56,079)	(65,207)	(107,692)
	(1,597,731)	(1,422,129)	(1,714,638)
Income from financial investment	369,690	407,701	437,583
	369,690	407,701	437,583
Cost of debt, net	(1,228,041)	(1,014,428)	(1,277,055)
Other charges and monetary variations
Interest on other receivables	201,060	435,498	460,886
Interest on other payables	(16,293)	(302,620)	(87,499)
Interest on leases and concessions agreements	(37,657)	(190,272)	(186,259)
Interest on leases payable	(557,825)	(368,968)	(105,085)
Advances on real state credits	—	—	(5,091)
Interest on shareholders' equity	(4,959)	(18,726)	(13,011)
Interest on contingencies and contracts	(234,368)	(222,617)	(227,825)
Bank charges and other	(75,408)	(196,230)	(94,505)
Foreign exchange, net	(30,505)	(89,260)	(62,978)
	(755,955)	(953,195)	(321,367)
Finance results, net	(1,983,996)	(1,967,623)	(1,598,422)
Reconciliation
Finance expense	(4,727,561)	(3,690,578)	(2,836,763)
Finance income	407,710	974,604	1,032,158
Foreign exchange, net	(3,258,656)	(526,946)	(1,552,366)
Derivatives	5,594,511	1,275,297	1,758,549
Finance results, net	(1,983,996)	(1,967,623)	(1,598,422)